FAIR VALUE MEASUREMENT (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Hanting USD ($)	Dec. 31, 2013 Hanting CNY	Dec. 31, 2013 Measured on recurring basis USD ($)	Dec. 31, 2013 Measured on recurring basis CNY	Dec. 31, 2012 Measured on recurring basis USD ($)	Dec. 31, 2012 Measured on recurring basis CNY	Dec. 31, 2013 Measured on recurring basis Hanting USD ($)	Dec. 31, 2013 Measured on recurring basis Hanting CNY	Dec. 31, 2012 Measured on recurring basis Hanting USD ($)	Dec. 31, 2012 Measured on recurring basis Hanting CNY	Dec. 31, 2013 Measured on recurring basis eHi USD ($)	Dec. 31, 2013 Measured on recurring basis eHi CNY	Dec. 31, 2013 Measured on recurring basis Easy Go USD ($)	Dec. 31, 2013 Measured on recurring basis Easy Go CNY	Dec. 31, 2013 Measured on recurring basis Dining Secretary USD ($)	Dec. 31, 2013 Measured on recurring basis Dining Secretary CNY	Dec. 31, 2012 Measured on recurring basis Dining Secretary USD ($)	Dec. 31, 2012 Measured on recurring basis Dining Secretary CNY	Dec. 31, 2013 Measured on recurring basis Happy City USD ($)	Dec. 31, 2013 Measured on recurring basis Happy City CNY	Dec. 31, 2013 Measured on recurring basis Financial products USD ($)	Dec. 31, 2013 Measured on recurring basis Financial products CNY	Dec. 31, 2012 Measured on recurring basis Financial products USD ($)	Dec. 31, 2012 Measured on recurring basis Financial products CNY	Dec. 31, 2013 Measured on recurring basis Time deposits USD ($)	Dec. 31, 2013 Measured on recurring basis Time deposits CNY	Dec. 31, 2012 Measured on recurring basis Time deposits USD ($)	Dec. 31, 2012 Measured on recurring basis Time deposits CNY	Dec. 31, 2013 Measured on recurring basis Quoted prices in active market for identical assets (Level 1) CNY	Dec. 31, 2012 Measured on recurring basis Quoted prices in active market for identical assets (Level 1) CNY	Dec. 31, 2013 Measured on recurring basis Quoted prices in active market for identical assets (Level 1) Hanting CNY	Dec. 31, 2012 Measured on recurring basis Quoted prices in active market for identical assets (Level 1) Hanting CNY	Dec. 31, 2013 Measured on recurring basis Significant other observable inputs (Level 2) CNY	Dec. 31, 2012 Measured on recurring basis Significant other observable inputs (Level 2) CNY	Dec. 31, 2013 Measured on recurring basis Significant other observable inputs (Level 2) Financial products CNY	Dec. 31, 2012 Measured on recurring basis Significant other observable inputs (Level 2) Financial products CNY	Dec. 31, 2013 Measured on recurring basis Significant other observable inputs (Level 2) Time deposits CNY	Dec. 31, 2012 Measured on recurring basis Significant other observable inputs (Level 2) Time deposits CNY	Dec. 31, 2013 Measured on recurring basis Unobservable inputs (Level 3) CNY	Dec. 31, 2012 Measured on recurring basis Unobservable inputs (Level 3) CNY	Dec. 31, 2013 Measured on recurring basis Unobservable inputs (Level 3) eHi CNY	Dec. 31, 2013 Measured on recurring basis Unobservable inputs (Level 3) Easy Go CNY	Dec. 31, 2013 Measured on recurring basis Unobservable inputs (Level 3) Dining Secretary CNY	Dec. 31, 2012 Measured on recurring basis Unobservable inputs (Level 3) Dining Secretary CNY	Dec. 31, 2013 Measured on recurring basis Unobservable inputs (Level 3) Happy City CNY
Fair value measurement
Short-term investment	$ 600,474,248	3,635,090,955	1,408,664,335																					$ 557,589,136	3,375,477,351	$ 165,326,399	1,030,000,000	$ 42,885,112	259,613,604	$ 60,779,817	378,664,335					3,635,090,955	1,408,664,335	3,375,477,351	1,030,000,000	259,613,604	378,664,335
Available-for-sale investments				$ 168,000,000	1,000,000,000	$ 901,932,558	5,460,029,129	$ 329,760,222	2,054,439,158	$ 167,906,530	1,016,455,767	$ 93,985,763	585,540,705	$ 94,318,772	570,977,550	$ 23,771,275	143,904,165	$ 9,290,577	56,242,365	$ 9,668,243	60,234,118	$ 6,171,156	37,358,327									1,016,455,767	585,540,705	1,016,455,767	585,540,705							808,482,407	60,234,118	570,977,550	143,904,165	56,242,365	60,234,118	37,358,327